Acquisition (Tables)	12 Months Ended
Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Shedule of unaudited pro forma consolidated results of operations

	For the year ended December 31,
	2013	2012
Revenues	$35,090	$31,910
Net loss	$(5,552)	$(6,761)
Pro forma basic and diluted net loss per common share	$(0.07)	$(0.08)
Pro forma weighted average common shares outstanding - basic and diluted	83,156,969	83,156,969

New York Publishing Group Inc [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of amortization periods for the identifiable, amortizable intangibles
Intangible Asset Category	Amortization Period
Subscribers	7 years
Website	3 years

Summary of final purchase price allocation to the assets and liabilities

Fair Value
Cash	$6
Accounts Receivable	28
Property and Equipment	2
Intangible Asset - Subscribers	118
Intangible Asset - Website	25
Goodwill	2,118
Security Deposit	3
Promissory Notes Payable	(300)
Total purchase price consideration	$2,000

Health Guru Media [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Schedule of amortization periods for the identifiable, amortizable intangibles
Intangible Asset Category	Amortization Period
Domain Name – Gather.com	18 months
Advertiser Relationship	10 years
Video Library	10 years
Domain and trade name	Indefinite

Summary of final purchase price allocation to the assets and liabilities

Fair Value
Cash	$754
Accounts Receivable	2,926
Property and Equipment	198
Prepaid expenses and other current assets	286
Security Deposit	56
Intangible Asset - Domain and Trade Name - no amortization	680
Intangible Asset - Domain Name	142
Intangible Asset - Advertiser Relationship	720
Intangible Asset - Video Library	470
Goodwill	9,698
Deferred tax liability	(272)
Accounts Payable and Accrued Expenses	(4,172)
Contingent Consideration	(224)
Short Term Debt	(2,662)
Total purchase price consideration	$8,600